Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

5. Leases

Operating leases as lessee

As of December 31, 2024, the Company has operating leases recorded on its consolidated balance sheets for office spaces that expire on various dates in 2026. The Company does not have options to extend or cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, at lease commence date, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

The following table shows ROU assets and operating lease liabilities, and the associated financial statement line items as of December 31:

	2024	2023
Assets
Operating lease right-of-use assets, net	$36,923	$-

Liabilities
Operating lease liabilities, current	$36,190	$-
Operating lease liabilities, non-current	$733	$-

Weighted average remaining lease term (in years)	Approximately 1.08 years	Not applicable
Weighted average discount rate (%)	5.22%	Not applicable

Information relating to operating lease activities during the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the years ended December 31,
	2024	2023	2022
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$70,735	$-	$-

Operating lease expenses
Amortization of operating lease right-of-use assets	$33,812	$-	$-
Interest of lease liabilities	2,653	-	-
Total operating lease expenses	$36,465	$-	$-

Maturities of lease liabilities were as follows:

As of December 31, 2024
2025	$37,201
2026	736
Total lease payments	$37,937
Less: imputed interest	(1,014)
Total	$36,923